Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

November 8, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   RYDEX ETF TRUST (FILE NOS. 333-101625 AND 811-21261)
      FILING PURSUANT TO RULE 485(A)

Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 8 ("PEA No. 8") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. PEA No. 8 is being filed for the purpose of introducing the Leveraged and Inverse ETF series, which consists of 93 Funds.

Please do not hesitate to contact me at 202.739.5684 with any questions or comments concerning this filing.

Sincerely,

/s/ LAURA E. FLORES

Laura E. Flores